Long Term Debt - 10.0% First Priority Secured Notes Due 2019 - Additional Information (Detail)		12 Months Ended
	Feb. 02, 2016 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Apr. 21, 2015 USD ($)	Mar. 19, 2014 USD ($)
Debt Instrument [Line Items]
Number of vessels secured to notes | Vessel		16
Number of vessels | Vessel		18
Number of vessels sold | Vessel		2
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Issuance of secured notes		$ 420,000,000	$ 420,000,000		$ 420,000,000
Issuance date of debt instrument		Mar. 19, 2014
Debt instrument, interest rate					10.00%
Debt instrument, maturity date		Apr. 01, 2019
Proceeds from debt issuance, net of costs			$ 413,700,000
Interest on notes		Interest on the 2019 Notes is payable semi-annually on April 1 and October 1 of each year, commencing on October 1, 2014.
Price in percent at which excess cash flow offer is made		102.00%
Period within which Excess Cash Flow Offer is to be made		120 days
Amount of Notes tendered and accepted		$ 350,000
Maximum period available to make tender offer		90 days
10.0 % First Priority Secured Notes Due 2019 [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Excess cash flow and collateral sale offers, amount	$ 28,417,000
Price in percent at which excess cash flow and collateral sale offers are made	102.00%
10.0 % First Priority Secured Notes Due 2019 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Excess cash flow amount offered		$ 20,000,000		$ 20,000,000
10.0 % First Priority Secured Notes Due 2019 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Excess cash flow amount offered		$ 1,000,000